Supplementary Cash Flow Information - Partial Cash Paid for Investing Activities (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Statement of cash flows [abstract]
Purchase of property, plant and equipment	$ 4,133,615		$ 4,896,656	$ 4,945,570
Add: Beginning balance of payable to contractors and equipment suppliers	972,770		1,516,735	713,313
Add :Beginning balance of payable on lease				29,842
Less: Ending balance of payable to contractors and equipment suppliers	(1,145,359)		(972,770)	(1,516,735)
Less:Ending balance of payable on lease				(17,792)
Cash paid during the year	$ 3,961,026	$ 141,062	$ 5,440,621	$ 4,154,198